Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$418,070.24

Principal:
Principal Collections	$6,517,303.42
Prepayments in Full	$2,873,870.77
Liquidation Proceeds	$23,664.82
Recoveries	$32,278.28
Sub Total	$9,447,117.29
Collections	$9,865,187.53

Purchase Amounts:
Purchase Amounts Related to Principal	$161,059.72
Purchase Amounts Related to Interest	$985.48
Sub Total	$162,045.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,027,232.73

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,027,232.73
Servicing Fee	$101,999.42	$101,999.42	$0.00	$0.00	$9,925,233.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,925,233.31
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,925,233.31
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,925,233.31
Interest - Class A-4 Notes	$25,023.37	$25,023.37	$0.00	$0.00	$9,900,209.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,900,209.94
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$9,873,646.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,873,646.94
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$9,852,080.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,852,080.94
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$9,817,540.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,817,540.27
Regular Principal Payment	$9,271,325.89	$9,271,325.89	$0.00	$0.00	$546,214.38
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$546,214.38
Residual Released to Depositor	$0.00	$546,214.38	$0.00	$0.00	$0.00
Total		$10,027,232.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,271,325.89
Total					$9,271,325.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,271,325.89	$96.97	$25,023.37	$0.26	$9,296,349.26	$97.23
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$9,271,325.89	$8.64	$107,693.04	$0.10	$9,379,018.93	$8.74

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$44,817,972.04	0.4687582	$35,546,646.15	0.3717880
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$118,457,972.04	0.1103937	$109,186,646.15	0.1017535

Pool Information
Weighted Average APR	4.138%	4.159%
Weighted Average Remaining Term	21.82	21.08
Number of Receivables Outstanding	14,362	13,765
Pool Balance	$122,399,303.34	$112,742,025.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$118,457,972.04	$109,186,646.15
Pool Factor	0.1116733	0.1028623

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$3,555,379.19
Targeted Overcollateralization Amount	$3,555,379.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,555,379.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$81,379.27
(Recoveries)		96	$32,278.28
Net Loss for Current Collection Period			$49,100.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4814%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5134%
Second Preceding Collection Period			0.6832%
Preceding Collection Period			0.7653%
Current Collection Period			0.5012%
Four Month Average (Current and Preceding Three Collection Periods)			0.6158%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,003	$7,657,244.78
(Cumulative Recoveries)			$1,069,611.38
Cumulative Net Loss for All Collection Periods			$6,587,633.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6010%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,912.88
Average Net Loss for Receivables that have experienced a Realized Loss			$1,645.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.00%	296	$3,380,763.10
61-90 Days Delinquent	0.28%	26	$319,575.39
91-120 Days Delinquent	0.11%	9	$119,507.71
Over 120 Days Delinquent	0.56%	44	$633,462.68
Total Delinquent Receivables	3.95%	375	$4,453,308.88

Repossession Inventory:
Repossessed in the Current Collection Period		7	$99,303.77
Total Repossessed Inventory		12	$205,580.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5348%
Preceding Collection Period			0.5361%
Current Collection Period			0.5739%
Three Month Average			0.5483%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer